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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

          Goldman Sachs Trust
          71 South Wacker Dr., Suite 500
          Chicago, IL 60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

          Goldman Sachs Capital Growth Fund
          Goldman Sachs Growth Opportunities Fund
          Goldman Sachs Small/Mid Cap Growth Fund
          Goldman Sachs Strategic Growth Fund
          Goldman Sachs Concentrated Growth Fund
          Goldman Sachs All Cap Growth Fund
          Goldman Sachs Technology Tollkeeper Fund
          Goldman Sachs Growth & Income Fund
          Goldman Sachs Mid Cap Value Fund
          Goldman Sachs Large Cap Value Fund
          Goldman Sachs Small Cap Value Fund
          Goldman Sachs US Equity Fund
          Goldman Sachs FS Federal Fund
          Goldman Sachs FS Government Fund
          Goldman Sachs FS Money Market Fund
          Goldman Sachs FS Prime Obligations Fund
          Goldman Sachs FS Tax-Free Money Market Fund
          Goldman Sachs FS Treasury Obligations Fund
          Goldman Sachs FS Treasury Instruments Fund
          Goldman Sachs FS Tax-Exempt California Fund
          Goldman Sachs FS Tax-Exempt New York Fund
          Goldman Sachs Retirement Strategy 2010 Portfolio
          Goldman Sachs Retirement Strategy 2015 Portfolio
          Goldman Sachs Retirement Strategy 2020 Portfolio
          Goldman Sachs Retirement Strategy 2030 Portfolio
          Goldman Sachs Retirement Strategy 2040 Portfolio
          Goldman Sachs Retirement Strategy 2050 Portfolio
          Goldman Sachs Enhanced Dividend Global Equity Portfolio
          Goldman Sachs Tax-Advantaged Global Equity Portfolio

3.   Investment Company Act File Number: 811-5349

     Securities Act File Number: 33-17619

4(a) Last day of fiscal year for which this Form is filed: August 31, 2010.

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to section 24(f):   $834,764,390,553
                                                                ----------------

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                 $895,184,035,580
                                                                ----------------


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
     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                          $ 14,178,652,318
                                                                ----------------

     (iv)   Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                  $909,362,687,898
                                                                ----------------

     (v)    Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:         $              0
                                                                ----------------

     (vi)   Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]                $(74,598,297,345)
                                                                ----------------

     (vii)  Multiplier for determining registration fee:        x      0.0000713
                                                                ----------------

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):             = $              0
                                                                ----------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than
     90 days after the end of the issuer's fiscal year:         $              0
                                                                ----------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:             = $              0
                                                                ----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:
     [ ] Wire Transfer
     [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                               /s/ PETER W. FORTNER
By (Signature and Title)*                      ---------------------------------
                                               Peter W. Fortner, Asst. Treasurer

Date:  November 24, 2010

*    Please print the name and title of the signing officer below the signature.